SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.    SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events through the date the consolidated financial statements were issued.

Subsequent to December 31, 2023, following the receipt of court and other required regulatory approvals, the Company completed the debt restructuring transactions contemplated in its Support Agreement with the Majority Noteholders, pursuant to which: (i) all of the Senior Secured Notes were exchanged for an equivalent principal amount of new 13% senior secured notes due December 10, 2026 (the “13% Senior Notes” and such exchange, the “Exchange Transaction”); (ii) an additional $40,000 in gross cash proceeds was raised through the issuance of additional 13% Senior Notes in an aggregate principal amount of $50,000 (the “New Money Notes”) (subject to a 20% original issue discount) concurrent with the completion of the Exchange Transaction; (iii) as the offering of the New Money Notes was backstopped by one of the Majority Noteholders, such backstop party received a backstop premium on closing payable in the form of 5,948 Equity Shares (the “Backstop Shares”) in the Company, and (iv) holders of the 12.5% Senior Secured Notes received 29,040 Equity Shares (the “New Shares”) in the Company.

In addition, 23,046 warrants (the “Anti-Dilutive Warrants”) were issued to all then-existing shareholders (excluding recipients of the New Shares and the Backstop Shares), which are exercisable for an equal number of Equity Shares for $2.12 per share until February 7, 2026. The Anti-Dilutive Warrants are only exercisable by non-U.S. Persons and Accredited Investors in the U.S., as such terms are defined under U.S. securities laws. The Anti-Dilutive Warrants started to trade on the CSE on February 14, 2024 under the ticker symbol AYR.WT.U.

In accordance with ASC Subtopic 470-10, since the Exchange Transaction and related transactions have been closed, the Company determined that it met the criteria to classify the existing Senior Secured Notes and certain debts payable as a non-current liability on the balance sheet and in Note 12 as of December 31, 2023 by demonstrating the intent and ability to refinance the short-term obligation prior to the financial statement issuance date.